Captive Insurance - Summary Financial Information on NCL (Q2) (Details) - USD ($)	9 Months Ended
	Sep. 30, 2019	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Underwriter discounts
Total assets	$ 68,741,297	$ 19,731,867	$ 15,671,819	$ 10,766,364
Total liabilities	34,086,013	$ 11,880,716	$ 11,655,058	$ 5,695,326
Comprehensive income	$ 5,762,011